LEASING - Leasing payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leasing payable
Leasing payable	R$ 918,365	R$ 856,474
Current	275,086	231,703
Non-current	643,279	624,771
Financial expense for the year	R$ 68,789	R$ 61,727
Minimum
Leasing payable
Discount rate	3.50%	3.70%
Maximum
Leasing payable
Discount rate	16.30%	10.80%
2021
Leasing payable
Leasing payable		R$ 231,703
2022
Leasing payable
Leasing payable	R$ 275,086	193,314
2023
Leasing payable
Leasing payable	211,576	140,019
2024
Leasing payable
Leasing payable	127,718	90,812
2025
Leasing payable
Leasing payable	88,682	65,561
2026
Leasing payable
Leasing payable	R$ 215,303	R$ 135,065